Amounts Charged to Income for Employees Incentive Compensation Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 196.1	$ 257.3	$ 120.4
After Tax	127.5	167.2	78.3
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax	50.5	45.9	40.3
After Tax	$ 32.8	$ 29.8	$ 26.2